Prepayments and other receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepayments and other receivables
Deposit receivable	¥ 625,371	¥ 776,481
Value-added-tax deductible	188,501	143,338
Advance to suppliers	49,492	71,755
Advance to staff	13,238	47,332
Receivables for value-added-tax paid on behalf of wealth management products		455
Others	41,471	46,519
Less: impairment loss allowance	(5,719)	(7,276)	¥ (2,968)	¥ (3,349)
Total	912,354	1,078,604
Less: Non-current portion of other receivables	(6,663)
Total	¥ 905,691	¥ 1,078,604